Derivative Liabilities - Schedule of Convertible Note Derivatives (Details) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Initial derivative liabilities at new note issuance	$ 625,336	$ 311,250
Conversion	(359,811)
Mark to market changes	$ 157,546	147,495
Derivative liabilities as of December 31, 2019		$ 625,336